UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10573

ALLIANCEBERNSTEIN NATIONAL MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein National Municipal Income Fund

Portfolio of Investments

July 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 165.8%
Long-Term Municipal Bonds - 165.8%
Alabama - 2.8%
Alabama Pub Sch & Clg Auth
Series 2009 A
5.00%, 5/01/29 (Pre-refunded/ETM)	$3,000	$3,760,710
Jefferson Cnty AL LT Sch Wts
Series 04A
5.25%, 1/01/18-1/01/23	3,100	3,080,111
Jefferson Cnty AL Swr
FGIC
5.00%, 2/01/41 (Pre-refunded/ETM)	1,535	1,535,000
5.00%, 2/01/41 (Pre-refunded/ETM)	2,465	2,465,000
Montgomery AL BMC Spl Care (Baptist Health Montgomery)
Series 04C
5.125%, 11/15/24	1,500	1,558,650

		12,399,471

Alaska - 2.3%
Alaska Intl Arpt
NPFGC Series 03B
5.00%, 10/01/26	2,000	2,068,480
Alaska Muni Bond Bank Auth
NPFGC Series 04G
5.00%, 2/15/22 (Pre-refunded/ETM)	1,585	1,698,629
5.00%, 2/15/24 (Pre-refunded/ETM)	1,345	1,441,423
Four Dam Pool AK Elec
Series 04
5.00%, 7/01/24 (Pre-refunded/ETM)	1,035	1,125,759
5.25%, 7/01/25 (Pre-refunded/ETM)	2,195	2,397,906
5.25%, 7/01/26 (Pre-refunded/ETM)	1,385	1,513,029

		10,245,226

Arizona - 1.4%
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
NPFGC Series 04
5.00%, 7/01/23	1,250	1,348,125
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
5.25%, 12/01/22-12/01/23	4,150	4,559,101

		5,907,226

California - 22.1%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	4,860	5,994,713
California GO
5.00%, 2/01/32 (Pre-refunded/ETM)	820	858,917
5.00%, 2/01/32	1,630	1,684,459
5.25%, 4/01/30	20	20,061
Series 04
5.00%, 2/01/33	1,100	1,133,770

	Principal Amount (000)	U.S. $ Value
Chula Vista CA IDR (San Diego Gas & Elec Co.)
Series 96A
5.30%, 7/01/21	4,000	4,325,280
Coachella Valley CA USD COP
NPFGC Series 03
5.00%, 9/01/31	1,000	1,007,790
Coast CA CCD GO
AGM Series 06B
5.00%, 8/01/23-8/01/24 (a)	11,370	13,040,194
Golden St Tobacco Sec CA
RADIAN Series 03
5.50%, 6/01/43 (Pre-refunded/ETM)	2,250	2,348,190
XLCA Series 03B
5.50%, 6/01/33 (Pre-refunded/ETM)	3,000	3,130,920
Grossmont-Cuyamaca CCD CA GO
AGC
5.00%, 8/01/22-8/01/23 (a)	4,480	5,225,280
Hartnell CA CCD GO
NPFGC Series 03A
5.00%, 8/01/27 (Pre-refunded/ETM)	1,155	1,209,816
La Quinta CA Fin Auth (La Quinta CA Local Agy Pool)
AMBAC Series 04A
5.25%, 9/01/24	2,000	2,083,780
Los Angeles CA CCD GO
Series F-1
5.00%, 8/01/28	5,800	6,739,194
Los Angeles CA Cmnty Redev Agy (Los Angeles CA CRA Bunker Hill)
Series 04L
5.00%, 3/01/18	1,715	1,722,100
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	5,700	6,618,213
Los Angeles CA Regl Arpts Impt Corp. (Laxfuel Corp.)
AMBAC Series 01
5.50%, 1/01/32	9,500	9,526,220
Los Angeles CA Wstwtr Sys
5.00%, 6/01/26	7,000	8,226,050
Series 2012C
5.00%, 6/01/25	3,865	4,781,971
Pomona CA COP
AMBAC Series 03
5.50%, 6/01/34	3,000	3,117,420
San Bernardino Cnty CA COP
Series 2009
5.25%, 8/01/26	1,455	1,526,091
San Francisco City/Cnty CA Pub Util Commn Wtr
5.00%, 11/01/27	8,040	9,691,255
San Rafael CA Elem SD GO
AGM Series 03A
5.00%, 8/01/28 (Pre-refunded/ETM)	2,820	2,820,000

		96,831,684

	Principal Amount (000)	U.S. $ Value
Colorado - 4.5%
Colorado Edl & Cultural Facs Auth (Knowledge Quest Charter Sch)
Series 05
6.50%, 5/01/36	465	451,813
Colorado Hlth Fac Auth (Evangelical Luth Good Sam Soc)
5.25%, 6/01/19-6/01/23	2,425	2,664,553
Colorado Hlth Fac Auth (Parkview Medical Center)
Series 04
5.00%, 9/01/25	2,560	2,596,659
Denver CO Urban Renewal Auth (Stapleton)
Series 2010B-1
5.00%, 12/01/25	6,865	7,411,797
Northwest Met Dist #3 CO
6.125%, 12/01/25	1,000	981,620
Park Creek Met Dist CO
Series 05
5.25%, 12/01/25	3,000	3,255,240
5.50%, 12/01/30	890	963,861
Todd Creek Farms Met Dist #1 CO
6.125%, 12/01/22 (b)(c)	1,970	886,500
Series 04
6.125%, 12/01/19 (b)	1,180	590,000

		19,802,043

Florida - 10.3%
Florida Brd of Ed GO (Florida GO)
Series 2011E
5.00%, 6/01/25	4,800	5,872,848
Florida HFC MFHR (Westlake Apts)
AGM Series 02-D1
5.40%, 3/01/42	8,780	8,785,092
Florida HFC MFHR (Westminster Apts)
AGM Series 02E-1
5.40%, 4/01/42	3,000	3,001,740
Florida Ports Fin Commn (Florida St Trnsp Trust Fund)
Series 2011A
5.00%, 10/01/25-10/01/27	4,205	4,972,988
Florida St Univ Fin Asst
AMBAC Series 02
5.00%, 10/01/31 (Pre-refunded/ETM)	5,000	5,038,850
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	4,000	4,354,320
Miami-Dade Cnty FL Aviation (Miami-Dade Intl Airport)
NPFGC-RE Series 02
5.375%, 10/01/32	6,040	6,053,107
Midtown Miami CDD FL
Series 04A
6.00%, 5/01/24	2,060	2,085,915
Orange Cnty FL Hlth Fac Auth
Series 02
5.75%, 12/01/32 (Pre-refunded/ETM)	2,800	2,850,708

	Principal Amount (000)	U.S. $ Value
Univ of Central FL COP
NPFGC-RE Series 04A
5.125%, 10/01/24	1,325	1,356,045
Village CDD #5 FL
Series 03A
6.00%, 5/01/22	495	504,034

		44,875,647

Georgia - 3.6%
Metro Atlanta Rapid Tran Auth GA
5.00%, 7/01/27	12,960	15,636,758

Hawaii - 2.3%
Hawaii Arpts Sys
Series 2010A
5.00%, 7/01/34	5,000	5,617,050
Hawaii Dept Budget & Finance (Hawaiian Electric Co.)
XLCA Series 03B
5.00%, 12/01/22	4,500	4,554,765

		10,171,815

Illinois - 10.5%
Chicago IL GO
AGM Series A
5.00%, 1/01/25	380	398,878
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt)
NPFGC Series A
5.375%, 1/01/32	15,000	15,019,350
XLCA Series 03B-1
5.25%, 1/01/34	4,860	4,992,192
Chicago IL Tax Increment (Diversey/Narragansett Proj)
7.46%, 2/15/26	1,795	1,796,992
Chicago IL Wtr
5.00%, 11/01/26	2,000	2,391,400
Cook Cnty IL SD #29 GO
AGM Series 04
5.00%, 12/01/20	2,000	2,140,980
Gilberts IL SSA #1
Series 03
6.00%, 3/01/28	2,633	2,632,842
Illinois Finance Auth
XLCA Series 04A
5.00%, 7/01/24 (Pre-refunded/ETM)	1,495	1,627,592
Illinois Finance Auth (Illinois Institute of Technology)
Series 06A
5.00%, 4/01/31	1,250	1,214,463
Manhattan SSA #2004-1 IL
Series 05
5.875%, 3/01/28	1,748	1,760,778
Univ of Illinois
AGM Series 07A
5.25%, 10/01/26 (a)	10,800	11,975,256

		45,950,723

	Principal Amount (000)	U.S. $ Value
Indiana - 0.5%
Hendricks Cnty IN GO
Series 04
5.50%, 7/15/21 (Pre-refunded/ETM)	1,045	1,149,709
5.50%, 7/15/22 (Pre-refunded/ETM)	1,105	1,215,721

		2,365,430

Kansas - 0.3%
Lenexa KS Hlth Care Fac (Lakeview Village, Inc.)
5.25%, 5/15/22	1,395	1,446,155

Louisiana - 7.0%
Louisiana Agric Fin Auth (Louisiana Agric Fin Auth Lease)
5.25%, 9/15/17	4,270	4,619,200
Louisiana Gas & Fuels Tax
Series 2012A-1
5.00%, 5/01/25-5/01/26	10,000	12,326,575
Louisiana HFA SFMR (Louisiana HFA)
Series 02C
5.60%, 6/01/33	495	504,242
Louisiana Loc Govt Envrn Fac & CDA (Jefferson Parish LA)
Series 2009A
5.00%, 4/01/26	535	602,244
New Orleans LA GO
NPFGC
5.00%, 3/01/18	2,285	2,474,975
5.25%, 12/01/20	1,000	1,084,920
NPFGC Series 05
5.00%, 12/01/29	2,700	2,795,121
RADIAN Series A
5.00%, 12/01/22	5,875	6,353,049

		30,760,326

Maine - 0.6%
Maine Turnpike Auth
Series B
5.00%, 7/01/23	2,000	2,490,160

Massachusetts - 1.3%
Massachusetts GO
Series 02C
5.25%, 11/01/30 (Pre-refunded/ETM)	3,470	3,513,063
Massachusetts Hlth & Ed Facs Auth (Cape Cod Healthcare)
RADIAN Series 01C
5.25%, 11/15/31	2,100	2,122,533

		5,635,596

Michigan - 8.7%
Detroit MI City SD GO
Series 2012A
5.00%, 5/01/26-5/01/27	6,045	6,929,319

	Principal Amount (000)	U.S. $ Value
Detroit MI Swr Disp
NPFGC
5.25%, 7/01/22	5,000	5,389,200
Michigan Strategic Fund (Detroit Edison Co.)
XLCA Series 02C
5.45%, 12/15/32	5,000	5,018,350
Plymouth MI Ed Ctr Charter Sch
Series 05
5.125%, 11/01/23	2,140	2,059,301
Wayne State Univ MI
Series 2009
5.00%, 11/15/29	16,500	18,666,945

		38,063,115

Minnesota - 0.3%
Shakopee MN Hlthcare Fac (St Francis Reg Medical Ctr)
Series 04
5.10%, 9/01/25	1,200	1,237,392

Mississippi - 0.9%
Gulfport MS Hosp Fin Auth (Memorial Hosp At Gulfport)
Series 01A
5.75%, 7/01/31	4,000	4,005,840

Missouri - 0.6%
Kansas City MO Spl Oblig (Kansas City MO Lease - Dntn Arena)
Series 08C
5.00%, 4/01/28	2,000	2,207,860
Riverside MO IDA (Riverside Horizons Proj)
ACA Series 07A
5.00%, 5/01/27	600	628,302

		2,836,162

Nevada - 1.7%
Carson City NV Hosp (Carson Tahoe Hospital)
RADIAN Series 03A
5.00%, 9/01/23	4,700	4,787,796
Reno NV Spl Tax
NPFGC-RE Series 02
5.375%, 6/01/32	2,790	2,792,037

		7,579,833

New Hampshire - 0.2%
New Hampshire Hlth & Ed Fac Auth (Covenant Health Sys)
Series 04
5.375%, 7/01/24	820	859,786

New Jersey - 1.3%
Morris-Union NJ Jt Comm COP
RADIAN Series 04
5.00%, 5/01/24	5,095	5,277,961

	Principal Amount (000)	U.S. $ Value
New Jersey EDA (New Jersey Lease Sch Fac)
Series 05
5.25%, 3/01/25	500	543,780

		5,821,741

New York - 21.1%
New York NY GO
5.00%, 8/01/28	1,690	1,985,074
Series 04G
5.00%, 12/01/23	1,600	1,758,560
Series 06
5.00%, 6/01/22	1,160	1,328,165
Series 2012E
5.00%, 8/01/24	2,000	2,448,660
Series 2012F
5.00%, 8/01/26	7,510	9,102,195
Series 2012I
5.00%, 8/01/27-8/01/28	3,355	4,048,510
New York NY Mun Wtr Fin Auth
5.00%, 6/15/26	5,000	6,041,450
Series 2012FF
5.00%, 6/15/28	7,150	8,655,504
New York NY Trnsl Fin Auth
Series 2007B
5.00%, 11/01/24	7,395	8,586,926
Series 2011B
5.00%, 2/01/26	10,000	12,046,900
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/26 (a)	7,000	8,199,590
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/24-6/15/27 (a)	7,000	8,342,740
5.00%, 6/15/27	5,000	6,032,600
New York St HFA (New York St Pers Income Tax)
NPFGC-RE Series 05A
5.00%, 9/15/25	300	330,339
Triborough Brdg & Tunl Auth NY
5.00%, 1/01/26	10,000	12,010,400
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
6.00%, 9/15/27	1,775	1,301,572

		92,219,185

North Carolina - 1.0%
Charlotte NC Arpt (Charlotte Douglas Intl Arpt)
NPFGC Series 04A
5.25%, 7/01/24	2,895	3,120,405
Iredell Cnty NC COP (Iredell Cnty Sch Proj)
AGM
5.25%, 6/01/22	1,080	1,248,977

		4,369,382

	Principal Amount (000)	U.S. $ Value
Ohio - 2.9%
Central OH Solid Wst Auth
5.00%, 12/01/25-12/01/27	3,990	4,853,516
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 04A
7.125%, 8/01/25 (b)(d)	1,840	1,474,705
Cuyahoga Cnty OH Port Auth (University Square Proj)
Series 01
7.35%, 12/01/31	5,000	5,092,400
Summit Cnty OH Port Auth
5.00%, 12/01/25	1,000	1,180,350

		12,600,971

Oregon - 2.5%
Forest Grove OR (Pacific Univ)
RADIAN Series 05A
5.00%, 5/01/28	4,760	4,871,098
Oregon Dept of Admin Svcs (Oregon Lottery)
Series 2011A
5.25%, 4/01/25	5,000	6,200,950

		11,072,048

Pennsylvania - 2.9%
Allegheny Cnty PA IDA (Residential Resources, Inc.)
5.00%, 9/01/21	500	512,760
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.25%, 8/01/33	3,495	4,058,359
Pennsylvania Econ Dev Fin Auth (30th St Station Pkg Garage PA)
ACA Series 02
5.875%, 6/01/33	4,100	4,145,182
Pennsylvania Hgr Ed Fac Auth (Univ Of Pennsylvania)
5.00%, 9/01/28	1,500	1,781,175
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
5.25%, 7/01/24 (b)	1,150	1,032,010
Wilkes-Barre PA Fin Auth (Wilkes Univ Proj)
5.00%, 3/01/22	990	1,062,676

		12,592,162

Puerto Rico - 2.3%
Puerto Rico GO
5.25%, 7/01/23	2,625	2,786,543
Series 01A

	Principal Amount (000)	U.S. $ Value
5.50%, 7/01/19	1,705	1,929,429
Series 03A
5.25%, 7/01/23 (Pre-refunded/ETM)	500	522,640
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	1,000	1,086,330
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series N
5.50%, 7/01/22	3,370	3,652,608

		9,977,550

Rhode Island - 1.4%
Rhode Island Hlth Ed Bldg Corp. (Times 2 Academy RI)
Series 04
5.00%, 12/15/24	5,845	6,026,137

South Carolina - 5.9%
Charleston SC Eld Excellence Fin Corp. (Charleston Cnty SC SD Lease)
5.25%, 12/01/30	2,000	2,217,060
Dorchester Cnty SC SD #2 Lease
AGC
5.00%, 12/01/29	1,600	1,767,200
Newberry Inv IN Children SC (Newberry Cnty SC SD Lease)
AGC Series 05
5.00%, 12/01/27	5,450	5,737,706
South Carolina Pub Svc Auth
Series 2012A
5.00%, 12/01/26-12/01/27	13,220	15,883,974

		25,605,940

Tennessee - 0.6%
Sullivan Cnty TN Hlth & Hfb (Wellmont Hlth Sys Proj)
Series 06C
5.00%, 9/01/22	1,760	1,895,520
5.25%, 9/01/26	725	774,793

		2,670,313

Texas - 29.4%
Alvin TX ISD GO
Series 2004B
5.00%, 2/15/28	960	1,111,978
Bexar Cnty TX Hlth Fac Dev (Army Retirement Residence)
5.00%, 7/01/27	505	525,013
Camino Real Regl Mob Auth TX
Series 2008
5.00%, 8/15/21	50	50,106
Dallas Fort Worth TX Intl Arpt
NPFGC Series 03A
5.25%, 11/01/25	2,000	2,060,680
NPFGC-RE Series 01
5.50%, 11/01/35	2,455	2,459,935

	Principal Amount (000)	U.S. $ Value
Dallas TX ISD GO
6.00%, 2/15/28	2,500	3,050,625
Dripping Springs TX ISD GO
5.125%, 2/15/28	5,715	6,544,018
Fort Bend TX ISD GO
Series 2009
5.00%, 2/15/27	7,560	9,229,626
Frisco TX GO
NPFGC-RE
5.00%, 2/15/23	3,220	3,658,822
Harris City TX Toll Road
AGM Series 02
5.125%, 8/15/32 (Pre-refunded/ETM)	7,500	7,512,375
Harris Cnty TX Met Trnsp Auth
5.00%, 11/01/26	4,000	4,820,680
Hidalgo Cnty TX Hlth Fac Svcs (Mission Hospital, Inc.)
Series 05
5.00%, 8/15/14-8/15/19	1,090	1,132,697
Houston TX GO
Series 2012A
5.00%, 3/01/26-3/01/27	12,140	14,663,378
Houston TX Util Sys
Series 2011D
5.00%, 11/15/25-11/15/26	8,500	10,318,455
Lewisville TX Spl AD #2
ACA Series 05
6.00%, 10/01/25	1,100	1,172,391
Lower Colorado River Auth TX
5.00%, 5/15/31 (Pre-refunded/ETM)	45	46,686
5.00%, 5/15/31 (Pre-refunded/ETM)	10	10,371
5.25%, 5/15/25 (Pre-refunded/ETM)	70	72,759
5.25%, 5/15/25 (Pre-refunded/ETM)	10	10,390
5.25%, 5/15/25	1,585	1,590,918
Series 20022
5.00%, 5/15/31 (Pre-refunded/ETM)	25	25,927
Series 2003-2
5.25%, 5/15/25 (Pre-refunded/ETM)	10	10,390
AMBAC Series 03
5.25%, 5/15/25 (Pre-refunded/ETM)	125	129,927
NPFGC
5.00%, 5/15/31 (Pre-refunded/ETM)	30	31,124
NPFGC Series 02A
5.00%, 5/15/31 (Pre-refunded/ETM)	10	10,371
NPFGC Series 20022
5.00%, 5/15/31	1,380	1,402,439
Matagorda Cnty TX Nav Dist (Centerpoint Energy Houston)
Series 04
5.60%, 3/01/27	2,000	2,075,900
Seguin Hgr Ed Fac Corp. TX (Texas Lutheran Univ)
Series 04
5.25%, 9/01/28-9/01/33	2,250	2,296,762
Texas GO
Series 02A
5.50%, 8/01/41	9,470	9,486,099
Series 05
5.00%, 4/01/28	8,000	8,804,800

	Principal Amount (000)	U.S. $ Value
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	1,720	2,066,133
Texas Trnsp Comm
Series 07
5.00%, 4/01/23 (a)	20,600	23,884,052
Univ of Texas
Series A
5.25%, 8/15/22	6,825	8,217,368

		128,483,195

Virginia - 2.8%
Fauquier Cnty VA IDA (Fauquier Hospital Obl Grp)
RADIAN Series 02
5.25%, 10/01/31	8,500	8,692,865
Virginia Trnsp Brd (Virginia Fed Hwy Grant)
Series 2012A
5.00%, 9/15/27	3,000	3,631,800

		12,324,665

Washington - 8.1%
Energy Northwest WA (Bonneville Power Admin)
Series 2011A
5.00%, 7/01/23	5,250	6,481,387
FYI Properties (Washington St Lease Dept Info Svc Proj)
5.125%, 6/01/28	5,200	5,836,480
Series 2009
5.00%, 6/01/27	3,885	4,361,340
Washington Fed Hwy Grant
Series 2012F
5.00%, 9/01/24	15,000	18,624,300

		35,303,507

Wisconsin - 1.7%
Wisconsin GO (Wisconsin SRF)
Series 03
5.00%, 11/01/26	2,875	2,972,118
Wisconsin Hsg & Econ Dev Auth SFMR (Wisconsin Hsg & Econ Dev Auth)
NPFGC Series A
5.60%, 5/01/33	4,450	4,453,426

		7,425,544

Total Investments - 165.8% (cost $684,540,414) (e)		725,592,728
Other assets less liabilities - (10.4)%		(45,834,716)
Preferred Shares at liquidation value - (55.4)%		(242,225,000)

Net Assets Applicable to Common Shareholders – 100.0% (f)		$437,533,012

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	Fair valued.
(e)	As of July 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $43,859,004 and gross unrealized depreciation of investments was $(2,806,690), resulting in net unrealized appreciation of $41,052,314.
(f)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of July 31, 2012, the Fund held 48.1% of net assets in insured bonds (of this amount 14.7% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AD	-	Assessment District
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
CRA	-	Community Redevelopment Agency
EDA	-	Economic Development Agency
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
IDR	-	Industrial Development Revenue Bond
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SRF	-	State Revolving Fund
SSA	-	Special Services Area
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein National Municipal Income Fund

July 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$697,346,307		$28,246,421		$725,592,728

Total Investments in Securities		– 0	–	697,346,307		28,246,421		725,592,728
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total	$	– 0	–	$697,346,307		$28,246,421		$725,592,728

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds		Interest Rate Swap Contracts			Total
Balance as of 10/31/11	$30,276,122			$(4,384,798)		$25,891,324
Accrued discounts/(premiums)	(26,069)			– 0	–	(26,069)
Realized gain (loss)	(362,922)			(818,289)		(1,181,211)
Change in unrealized appreciation/depreciation	1,343,300			4,384,798		5,728,098
Purchases	– 0	–		– 0	–	– 0	–
Sales	(7,675,100)			– 0	–	(7,675,100)
Settlements	– 0	–		818,289		818,289
Transfers in to Level 3	5,158,205			– 0	–	5,158,205
Transfers out of Level 3	(467,115)			– 0	–	(467,115)

Balance as of 7/31/12^	$28,246,421		$	– 0	–	$28,246,421

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/12	$865,084			$4,384,798		$5,249,882

^	There were di minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at July 31, 2012:

	Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/2012	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$28,246,421	Broker Quotes	Yield	0.39-19.052%

Corporate, Government, Agency, and Municipal Securities

The significant unobservable inputs used in the fair value measurement of the Fund’s Corporate, Government, Agency, and Municipal Securities are non-agency quality ratings, spreads on non-rated instrument, and yields on non-rated instruments. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, an increase in spreads or a decrease in yields leads to an inverse move in the price of the assets. A decrease in rating or absence of a rating is accompanied by a directionally opposite change in price.

The significant unobservable inputs used in the fair value measurement of the Fund’s Private Corporate and Asset Backed Securities are the spread over the public curve as well as the spreads or yields on non-rated instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein National Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 24, 2012